Summary of the main accounting policies:	12 Months Ended
Dec. 31, 2017
Significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]
Note 18 - Summary of the main accounting policies:

In the following section, we outline the main standards, interpretations or changes to existing standards in effect for the first time for the period beginning on or after January 1, 2017:

18.1) New standards and amendments not yet adopted

New standards, amendments and interpretations effective for periods beginning on or after January 1, 2017, 2018 and 2019.

Standards applicable as of January 1, 2017 that had no significant effects on the reporting of the Company's consolidated financial statements.

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Disclosure Initiatives - Amendments to IAS 7. It will be necessary to explain any changes in liabilities arising from financing activities, including changes arising from cash flows (resources obtained and loan payments), and non-monetary changes, such as acquisitions, disposals, interest accrued and unrealized exchange differences. The changes in financial assets must be included in this disclosure if the cash flows were, or will be, included in the cash flows from financing activities. This might be the case of assets covering liabilities arising from financing liabilities.

Standards in effect as from January 1, 2018 and 2019.

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IFRS 15 “Revenue from contracts with clients” (effective as of January 1, 2018). The IASB has issued a new standard for recognizing revenue. IFRS 15 will replace IAS 18, which covers contracts for goods and services and IAS 11, which covers construction contracts. The new standard is based on the principle that revenue is recognized when control of a good or service is transferred to a customer - therefore, the notion of control replaces the existing notion of risks and rewards. A five-step process must be applied before income can be recognized; identifying contracts with the respective customers; identifying the separate yield obligation; determining the transaction price in the contract; assigning the transaction price of each yield obligation, and recognizing income when each yield obligation is met.

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The key change to the current practice is: any distinguishable product or service package must be recorded separately, and any discount or price mark-down in the contract must be assigned to its specific element separately. Income may be recorded earlier than required by the current rules if the consideration varies for any reason (incentives, reductions, yield charges, royalties, success results, etc.). Minimum amounts must be recorded if not at risk of reversal (as established in IFRS 15). The point at which income can be recorded may vary. A portion of the income currently recorded at one point in time upon conclusion of a contract may have to be recorded throughout the term of the contract and vice a versa.

Entities must apply IFRS 15 using one of the following two methods:

⋅	Retrospective method. Requires applying IFRS 15 to each reporting period, i.e., restating prior periods in accordance with IAS 8 “Accounting policies, changes in accounting estimates and errors”.

⋅
Modified retrospective method. Requires applying IFRS 15 only at the date of adoption and no adjustments need be made to prior reporting periods. Under that method, entities must recognize the accrued effect of first-time application of IFRS 15 as an adjustment to the retained earnings opening balance (or any other component of capital, as the case may be) in the period of first-time application. Comparative periods reported need no adjustments. For example, if the entity adopts IFRS 15 on January 1, 2018, the accrued effect would have to be recognized in retained earnings on January 1, 2018.

In 2017, the Company's Management carried out an inventory survey of all contracts with customers. The correct fulfillment of the performance obligations of the contracts was verified, and their validation of the prices stipulated by type of service, the results obtained reveal the evidence that there will be no significant impact in the annual consolidated financial statements by the adoption of IFRS 15 ; However, in order to further deepen its analysis, the Company analyzes whether the regulated monthly income could have an impact on its recognition in the interim periods throughout the year. The method that the Company has considered to use is the modified retrospective.

At January 1, 2017, no changes have been made as a result of applying IFRS 15, since, as mentioned in the preceding paragraphs, the changes arising from the new standard refer to reclassifications made in different captions of the statement of comprehensive income with no effects on the valuation thereof, which means that there were no changes in the net profit for 2016, which amount is include in retained earnings in the comparative statement of comprehensive income at December 31, 2017.

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Amendments to IFRS 15 “Revenue from contracts with customers” (effective as of January 1, 2018) - The amendments include the guidelines for identifying yield obligations, accounting for intellectual property licenses and evaluating the principal vs. the agent (reporting of gross income vs. reporting of net income), including additional practical files related to the transition to the new standard. In general terms, those amendments include:

a.
The guidelines to determine when the promises for goods or services in an agreement are different and, therefore, when they should be accounted for separately. The amendments specifically explain how to determine if the goods or services can be identified separately from other contractual promises and they establish that the objective is to determine whether the nature of an entity's promise is to transfer individual goods or services to a customer, or to transfer a combined product (or products) whereby the individual goods and services are considered supplies. The amendment has no significant effects on the Company, as there are no different yield obligations in the respective lease agreements.

b.
The guidelines regarding industrial property licenses for determining when income from an intellectual property license must be recorded “over time” or when it must be recorded “in a specific moment in time”. That amendment has not effects on the Company as it does not conduct that type of transactions.

c.
Guidelines explaining that the principal in an agreement controls the goods or services before they are transferred to a customer. The amendments provide specific revisions to explain the relationship between the principle and the indicators of control, the “account unit” for conducting evaluations and the manner of applying the control principle to services. The IASB also amended the indicator structure in order for it to indicate when the entity is the principal rather than indicating when it is an agent, and it eliminated two indicators: 1) the entity's consideration is in the form of a commission, and 2) the entity is not exposed to credit risk.

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IFRS 9 “Financial instruments and amendments associated to other standards” (effective as of January 1, 2018). IFRS 9 replaces the classification and measurement models of IAS 39 “Financial instruments: Recognition and measurement, with a single model that initially has only two classification categories: amortized cost and fair value. Classification of debt assets will be driven by the entity's business model for managing the financial assets and the contractual cash flow characteristics of financial assets. A debt instrument is measured at amortized cost if: a) the purpose of the business model is to maintain the financial asset for generating contractual cash flows, and b) the instrument's contractual cash flows merely represent the payment of principal and interest. All other debt and equity instruments, including investments in complex debt and equity instruments, must be recognized at fair value.

All financial asset movements are recorded in the statement of income, except for equity instruments that are not held for sale, which may be recorded in the statement of income or in the respective reserves (without being subsequently recycled to the statement of income).

As regards financial liabilities measured at fair values, entities must recognize a portion of the changes in fair value arising from changes in credit risk in other comprehensive income rather than in the statement of income. The new hedge accounting rules (released in December 2013) align hedge accounting more closely with common risk management practices. As a general rule, it will be easier to apply hedge accounting. The new standard also introduces additional disclosure requirements and changes in presentation. In June 2014, the IASB made further changes to the classification and measurement rules and also introduced a new impairment model. With these amendments, IFRS 9 is now complete. The changes introduce: a third measurement category (fair value through OCI) for certain financial assets that qualify as capital instruments; a new model of expected loan losses involving a3-stage approach whereby financial assets go through the three phases as their credit quality changes. The stage dictates how an entity must measure impairment losses and apply the effective interest method. A simplified approach is permitted for financial assets that lack a significant financial component (e.g., account receivable). During initial recognition, entities record losses on day one equal to expected credit losses over 12 months (or the lifetime of expected credit losses from accounts receivable), unless assets are considered to be impaired as concerns credit. For financial periods starting before February 1, 2015, entities may opt for early application of IFRS 9 with respect to the following: credit risk requirements for financial liabilities; classification and measurement requirements for financial assets and liabilities and hedge accounting.

The Company initially recognizes the bank loans obtained at their fair value net of the costs incurred in the transaction, subsequently they are recorded at their amortized cost. Therefore, in this sense, the Company does not consider that the adoption of this new standard would have an effect on its accounting records. On the other hand, the Administration continues with the evaluation of the effects of the adoption of this new standard in its accounts receivable and within its assessments of the elements of the standard, considers that it could have a non-significant impact within the Determination of the estimate for losses of accounts receivable, which will be determined on expected losses, and not incurred as is currently done. The Company is in the process of determining the monetary effect of this change, and is analyzing each item receivable to determine the probable effect of non-recovery. As regards the new hedging rules, there will be no effect as the Company does not hold any instrument subject to this accounting treatment.

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IFRS 16 Leases (mandatory for financial years commencing on or after 1 January 2019). IASB issued in January 2017 and 2016 a new standard for lease accounting. This standard will replace the current IAS 17 standard, which classifies leases into financial and operating leases. IAS 17 identifies leases as financial when the risks and benefits of an asset are transferred and as operations to the rest of the leases. IFRS 16 eliminates the classification between financial and operating leases, and requires the recognition of a liability reflecting future payments and an asset for “right to use” in the majority of leases. The IASB has included some exceptions in short-term leases and in low-value assets. The above modifications are applicable for the lessee’s accounting, while for the lessor they remain similar to the current ones. The most significant effect of the new requirements would be reflected in an increase in lease assets and liabilities, also having an effect on the income statement in the depreciation and financing expenses for the assets and liabilities recognized, respectively, and decreasing the expenses related to leases previously recognized as operating leases. The standard is effective for periods beginning on or after January 1, 2019.

The standard is effective for periods beginning on or after January 1, 2019, with early adoption permitted if IFRS 15 is also adopted.

On the date of issuance of the consolidated financial statements, the Administration is in the process of evaluating, identifying and quantifying the leases in the balance sheet and the income statement. The Company expects to conclude its analysis during the next year.

There are no other additional standards, amendments or interpretations issued but not yet in effect that could significantly impact the Company.

18.2) Consolidation

The Company's consolidated subsidiaries in which it holds shares at December 31, 2016 and 2017 are as follows:

	Shareholding
	percentage (%)	Main activity

Aeropuerto de Cancún, S. A. de C. V. (*)(**)	100.00%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100.00%	Airport services
Cancún Airport Services, S. A. de C. V. (***)	100.00%	Airport services
RH Asur, S. A. de C. V.	100.00%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100.00%	Administrative services
Asur FBO, S. A. de C. V. (***)	100.00%	Administrative services
Caribbean Logistics, S. A. de C. V. (***)	100.00%	Cargo services
Cargo RF, S. A. de C. V. (***)	100.00%	Cargo services
Sociedad Operadora de Aeropuertos Centro Norte, S. A. (***)	92.42%	Airport services
Aerostar Airport Holdings, LLC (***)	60.00%	Airport services

(*)
Cancún held a 50% stake in Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún Airport acquired an additional 10% equity interest in Aerostar. As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.

(**)
Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdoba in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date Airplan’s results have been incorporated line-by-line in the Company’s and Cancún Aiport’s financial statements.

(***)	These subsidiaries sub-consolidate at the Cancún Airport.

Aerostar records and reports its financial information according to U.S. generally accepted accounting principles (US GAAP) and in USD. For purposes of consolidating Aerostar into the Company, a translation to Mexican pesos is performed and a reconciliation from US GAAP to IFRS is carried out. The exchange rate used at 2017 year end was Ps.19.66 Mexican pesos per dollar.

Airplan records and reports its financial information in IFRS as adopted in Colombia and their corresponding IFRIC issued by the IASB and in Colombian pesos. For purposes of consolidating Airplan into the Company, a translations to Mexican pesos is performed. The exchange rate used at 2017 year end was $151.86 Colombian pesos per Mexican peso.

(a)	Subsidiaries

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances, revenues and expenses due to transactions between the group companies were eliminated. Non-realized results were also eliminated. The subsidiaries’ accounting policies are consistent with the policies adopted by the Company. The Company uses the purchase method to recognize business acquisitions. The consideration for the acquisition of a subsidiary is determined based on the fair value of the net assets transferred, the liabilities assumed and the capital issued by the Company.

The Company defines a business combination as a transaction in which it obtains control of a business, through which it has the power to govern and manage the relevant activities of the of assets and liabilities of said business with the purpose of providing return in the form of dividends, lower costs or other economic benefits directly to investors.

The consideration transferred in the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability that results from a contingent consideration agreement. The identifiable assets acquired, the liabilities and contingent liabilities assumed in a business combination are initially measured at their fair value on the date of acquisition. The Company recognizes any non-controlling interest in the acquired entity based on the proportional part of the non-controlling interest in the net identifiable assets of the acquired entity.

Costs related to the acquisition are recognized as expenses in the consolidated statement of income as incurred.

Goodwill is initially measured as the excess of the consideration paid and the fair value of the non-controlling interest in the acquired subsidiary over the fair value of the identifiable net assets and the liabilities acquired. If the consideration transferred is less than the fair value of the net assets of the acquired subsidiary in the case of a purchase at a bargain price, the difference is recognized directly in the consolidated statement of income. If the business combination is reached in stages, the book value at the date of acquisition of the participation previously held by the Company in the acquired entity, is remeasured at its fair value at the acquisition date. Any loss or gain resulting from such remeasurement is recognized in the results of the year. At the date of the measurement made by Management, a gain in business combination of Ps.7,029,200 was determined on the Aerostar acquisition, which was reflected in the consolidated statement of comprehensive income. See Note 8.1.

(b)	Changes in the interests of subsidiaries without loss of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, which are transactions with shareholders in their capacity as owners. The difference between the fair value of the consideration paid and the interest acquired in the carrying value of the net assets of the subsidiary is recorded in stockholders’ equity. Gains or losses on the sale of non-controlling interests are also recorded in stockholders’ equity.

(c)	Disposal of subsidiaries

When the Company loses control over one entity, any retained interest in the entity is measured at fair value, recognizing the effect in income. Subsequently, the fair value is the initial carrying amount for the purpose of determining the retained interest as an associate, joint venture or financial asset, as appropriate. Additionally, the amounts previously recognized in Other Comprehensive Income (OCI) relating to those entities are canceled as though the Company had directly disposed of the related assets or liabilities. This means that the amounts previously recognized in OCI are reclassified to income for the period.

(d)	Investment in joint ventures is accounted for under the equity method

The Company applied the guidance under IFRS 11 to the agreement entered into with Highstar for the operation of the LMM Airport through Aerostar as of the initial operation date of February 27, 2013. Under IFRS 11, “Joint arrangements” operations are classified as joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Company has evaluated the nature of its operations and has determined that it is a joint venture. Joint ventures are recorded by the equity method.

Under the equity method, the interest in the joint business is recognized initially at cost and it is subsequently adjusted to recognize the Company's interest in the earnings after the acquisition, or losses and movements in OCI. When the Company's interest in the losses of a joint business is the same as or higher than its interest in said business (which includes all long-term interest that forms part of the net investment of the Company in the joint venture), the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Unrealized gains from transactions carried out between the Company and the joint business are eliminated based on the percentage of the Company's interest in the joint businesses. Unrealized losses are also eliminated, unless the transaction provides evidence of impairment in the transferred assets. The accounting policies for joint ventures have been changed when deemed necessary to guarantee adherence with the policies adopted by the Company.

In accordance with IFRS 3 “Business combinations”, as of June 1, 2017 the acquisition is considered a business combination conducted in stages, which means that the fair value of interest previously acquired was also revalued.

18.3) Translation of foreign currencies

Functional currency and reporting currency

Items included in the consolidated financial statements of each of the companies of the Company are measured in the currency of the primary economic environment in which the entity operates, i.e., its “functional currency” which is also the reporting currency. The consolidated financial statements are presented in (thousands of Mexican pesos), which is the Company's reporting currency.

18.3.1) Consolidation of subsidiaries with a functional currency different from the reporting currency

The results and financial position of Aerostar and Airplan (none of which handle a currency that corresponds to a hyperinflationary economy) expressed in a functional currency other than the reporting currency are converted to the reporting currency as follows.

(i)	The assets and liabilities recognized in the consolidated statement of financial position are translated at the exchange rate on the balance sheet date.

(ii)	The stockholders’ equity in the consolidated statement of financial position is translated using the historical exchange rates.

(iii)
Income and expenses recognized in the consolidated statement of income are translated at the average exchange rate for each year (unless that average is not a reasonable approximation of the effect of translating the results derived from the exchange rates prevailing at transaction dates, in which case the Company uses the respective rates).

(iv)	The resulting exchange differences are recognized within OCI.

Goodwill and fair value adjustments that arise on the date of acquisition of a foreign operation to measure them at fair value are recognized as assets and liabilities of the foreign entity and are converted at the closing exchange rate.

18.3.2) Transactions in foreign currency and results from exchange fluctuations

Operations carried out in foreign currency are recorded in the functional currency applying the exchange rates in effect at the transaction date or the exchange rate at the date of the valuation when the items are revalued.

Exchange differences arising from fluctuations in the exchange rates between the transactions and settlement dates, or the consolidated statement of financial position date, are recognized in the consolidated statements of comprehensive income.

18.4) Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits and other highly liquid investments with low risk of changes in value with original maturities of three months or less. As of December 31, 2016 and 2017, cash and cash equivalents consisted primarily of peso and dollar denominated bank deposits and peso denominated investment bonds issued by the Mexican Federal Government.

18.5) Fiduciary rights

For the administration of the resources of the concession and the payment of the obligations in charge of the concessionaire, Airplan, a trust is constituted to which it transfers all of the gross income received and all the debt and capital resources it obtains for the execution of the concession.

18.6) Restricted cash and cash equivalents

Restricted cash includes cash and cash equivalents that are restricted in terms of withdrawal or use. The nature of the restrictions includes restrictions imposed by financing agreements, federal agency funds related to capital expenditures, for example, for purposes of Aerostar, PFC and Airport Improvement Program (AIP) or other reserves (for example, Fund for promotion and support of air travel).

Restricted cash and cash equivalents is presented as current if it is expected to be used within twelve months of the filing date. Any restricted fund beyond twelve months is recorded as non-current.

18.7) Financial assets

18.7.1) Classification and measurement

Upon their initial recognition, the Company classifies its financial assets into the following categories: loans and accounts receivables. The classification depends on the purpose for which the asset was acquired.

i.	Financial assets at fair value through profit or loss

A financial asset is classified at fair value through profit or loss, if it is classified as held for trading or is designated as such on initial recognition. A financial asset is classified in this category if it is acquired mainly for the purpose of being sold in the short-term. The assets in this category are valued at fair value and the respective changes are recognized in income. Derivative financial instruments are also classified as held for trading, unless they are designated as hedges. At December 31, 2017 and 2016, the Company does not have operations of this nature.

ii.	Loans and accounts receivable

Loans and accounts receivable are initially recognized at fair value plus transaction costs and are subsequently stated at amortized cost using the effective interest method less a provision for impairment. In practice, it is usually recognized at invoice amount, adjusted for estimated impairment of the account receivable. These items are shown under current assets, except for items with maturities over 12 months, which are classified as non-current assets.

The booked values of the financial instruments correspond in their entirety to the classification of the loans and accounts receivable.

18.7.2) Impairment of financial assets

The allowance for impairment of accounts receivable is established when there is objective evidence that the Company may not recover amounts receivable according to the original terms of the receivables. The Company analyzes the financial position of its debtors, delinquencies in its portfolio, and other factors to determine the amount of the estimated impairment. The amount of the provision is the difference between the carrying value of an asset and the present value of estimated future cash flows, discounted at the effective interest rate. The carrying amount of the asset is reduced through the use of a provision for uncollectable accounts and the amount of the loss is recognized in the consolidated profit or loss. When an account receivable is considered uncollectible, it is canceled against the allowance for doubtful accounts. Subsequent recoveries of amounts previously written off are credited to the consolidated comprehensive income statement.

18.8) Leasing

18.8.1) As lessor

The leasing of terminal space made by the Company in its capacity as lessor at the terminals is documented by contracts with either fixed income or monthly fees based on the higher amount of a minimum monthly fee or a percentage of the lessee’s monthly revenue.

Since the leased assets are part of the concession assets and thus do not belong to the Company, there is no transfer of the risks and rewards of ownership and therefore are classified as operating leases.

Revenues from operating leases are recognized as non-aeronautical revenues on a straight line basis over the lease term.

18.8.2) As lessee

The leases in which a significant portion of the risk and rewards related to ownership are retained by the lessor are classified as operating leases. The payments made under operating leases (net of any incentives received from the lessor) are charged to the statement of income based on the straight-line method over the lease term.

18.8.3) Financial leases

Property, plant and equipment leases in which Airplan holds substantially all the risks and rewards of ownership are classified as financial leases. Financial leases are capitalized at the beginning of the lease at the lower of the fair value of the leased asset and the present value of the minimum lease payments. Each financial lease payment is allocated between the liability and the financial costs. Financial lease obligations, net of the financial burden, are presented as debts (financial obligations), current or non-current, depending on whether or not payment maturities are below a 12-month period. Financial costs are charged to income for the year over the lease period so as to produce a periodic constant interest rate on the remaining balance of the liability for each period. Property, plant and equipment acquired under financial leases are depreciated over the shorter of the useful life of the asset and the lease term.

18.9) Land, furniture and equipment

Furniture and equipment are recorded at cost less accumulated depreciation and impairment loss. The cost includes expenses directly attributable to the acquisition of those assets and all costs associated with placing the assets in the location and in the condition necessary for them to operate as intended by Management.

Land is recorded at cost and it is not depreciated. Depreciation of other items of plant and equipment is calculated on the straight-line method based on the residual values over their estimated useful lives. The useful lives from the date of acquisition are 10 years. The useful lives at the acquisition date of the furniture and equipment are as shown below:

	2016	2017

Furniture equipment	10%	10 to 20%
Machinery	10%	10 to 20%
Computer equipment	33%	33 to 20%
Transportation equipment	25%	20 to 25%
Improvements to leased premises		10%

The residual values, useful life and depreciation method are reviewed and adjusted, if necessary, on an annual basis.

18.9.1) Land

Land represents a territorial extension for which the Company has an obligation of constructing 450 hotel rooms along with the National Tourism Fund (FONATUR in its acronym in Spanish) in Huatulco which are recorded at its cost and are not subject to depreciation. See Note 14c.

18.10) Intangible assets

18.10.1) Concessions

The airports that are part of the Company performed the analysis of the criteria that must be taken into account to know if they are within the scope of IFRIC 12:

a.	The grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them at what price,

•	The grantor does not need to have full price control; it is sufficient that the price is regulated by the grantor, the contract or the regulator;

•	The grantor can control the price through a limit mechanism;

•	The price can vary from fixed price arrangements to those based on a formula up to a maximum price.

b.	The grantor controls, through ownership, the right of benefits or otherwise, any significant residual interest in the infrastructure at the end of the term of the agreement.

Taking into consideration the foregoing, these criteria are applicable to each of the concessions that the Company has, which is why their measurement and determination will be considered within the scope of IFRIC 12. In addition, at the end of all the concessions all assets become the property of the nation in which the concession is located.

Within the scope of IFRIC 12, the respective assets can be classified as:

•	Financial assets: When the licensor establishes an unconditional right to receive cash flows and other financial assets independently of the use of the public service by the users.

•
Intangible assets: Only when the licensor agreements do not establish a contractual right to receive cash flows and other financial assets from the licensor, independently of the use of the public service by the users. Airport concessions have been considered within the scope of IFRIC 12 as an intangible asset because they comply with the above provisions and no financial assets have been recognized in that regard.

Mexico:

Rights to use airport facilities and airport concessions include the acquisition of the nine airport concessions and the rights acquired from Cancún Air, Dicas and Aeropremier.

Amortization is computed using the straight-line method over the estimated useful life of the concessions, which is 31 years as of December 31, 2017.

Aerostar:

The airport concession right, which includes certain capital expenditures in improvement projects, is recognized as an intangible asset at its cost less accumulated amortization and impairment losses.

Amortization is calculated using the straight-line method during the term of the Agreement (40 years); 36 years as of December 31, 2017.

Airplan:

In the case of Airplan, the right granted by the Concession Contract No.8000011-OK and Public Tender No.10000001OL2010, respectively, is recorded as intangible, through which the grantors assign to the Company the regulated and unregulated income corresponding to each of the airports subject to the concession.

In turn, the costs per loan that are related to the works in execution are part of the intangible.
The intangible asset resulting from the recognition and updating of the estimated income of the contract is amortized based on the proportion of the accumulated income of the contract and the total income. Amortization is recognized in the results of the period.

The useful life for the amortization was determined as the duration of the concession and the amortization rate is calculated based on the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has. The minimum term of the concession is the year 2015; however, in accordance with the complementary works carried out and the measurement of the expected income against the income generated, the concession will have a useful life until the year 2032.

18.10.2) Licenses and direct commercial operations (ODC, by its initials in Spanish)

These items are recognized at their cost less the accrued amortization and any recognized impairment losses. They are amortized on a straight line basis using their estimated useful life, determined based on the expected future economic benefits, and are subject to testing when indication of impairment is identified.

The estimated useful lives at December 31, 2017 are as follows:

Licenses	31 years
ODC	31 years
Commercial Rights of Aerostar	36 years

Commercial Rights of Airplan	15 years

18.10.3) Goodwill

Goodwill represents the acquisition cost of a subsidiary in excess of the Company's interest in the fair value of the identifiable net assets acquired, determined at the acquisition date, and it is not subject to amortization. Goodwill is shown separately in the consolidated statement of financial position and is recorded at cost less accumulated impairment losses, which are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

18.10.4) Intangible assets acquired as part of a business combination

When an intangible asset is acquired as part of a business combination, it is recognized at fair value at acquisition date. Subsequently,. intangible assets acquired in a business combination, such as commercial rights, are recognized at cost less the accumulated amortization and the accrued amount of impairment losses. Adjustments related to remeasurement, gain or loss related to an equity accounted investment are presented in non-operating income (loss).

18.11) Impairment of long term non-financial assets

Long term non-financial assets subject to amortization or depreciation are subject to impairment tests when events or circumstances arise that indicate that their book value might not be recovered. Impairment losses correspond to the amounts where the book value of the asset exceeds their recoverable amount. The recoverable amount of assets is the higher of the fair value of the asset less the costs incurred for its sale and value in use. For impairment assessment purposes, assets are grouped at the lowest levels at which they generate identifiable cash flows. Non-financial assets are assessed at every reporting date in order to identify potential reversals of such impairment. At December 31, 2016 and 2017, Management has not identified events or circumstances that indicate that the book value might not be recovered.

18.12) Accounts payable

Accounts payable are liabilities with creditors for purchases of goods or services acquired during the regular course of the Company's operations. When payment is expected over a period of one year or less from the closing date, they are presented under current liabilities. If the foregoing is not complied with, they are presented under non-current liabilities.

Accounts payable are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest method.

18.13) Bank loans

Loans from financial institutions are initially recognized at their fair value, net of transaction costs. Those funds are subsequently recorded at their amortized cost; any difference between the funds received (net of transaction costs) and the redemption value is recognized in the statement of income during the funding period using the effective interest method.

18.13.1) Refinancing costs

When loan contracts are altered, Management analyzes if the changes are substantial enough for the recognition of a new loan due to the invalidation of the old loan. If the changes are not substantial, the loan can be recorded as a renegotiation of the original loan. Depending on whether the loan should be cancelled and recognized as a new loan or classified as a renegotiation, the transaction costs have different treatments.

The costs incurred in commissions either from the start of an agreement or generated in the refinancing derived from the renegotiation of an indebtedness, are recorded in a prospective way in case the alterations to a loan contract are not deemed an extinction of the original document, but it is determined that they are changes only to the conditions for the agreed flows at the beginning of the negotiation.

18.14) Derecognition of financial liabilities

The Company derecognizes its financial liabilities if, and only if, the obligations of the Company are met, are cancelled or if they expire.

18.15) Provisions

Liability provisions represent a present legal obligation or an assumed obligation as a result of past events, when the use of economic resources is likely in order to settle the obligation and when the amount can be reasonably estimated. Provisions are not recognized for future operating losses.

Provisions are measured at the present value of expenses expected to cover the related obligation, using a pretax rate that reflects the actual considerations of the value of money market over time and the specific risks inherent in the obligation. The increase in the provision over time is recognized as an interest expense.

When there are similar obligations, the likelihood of the outflow of economic resources for settling those obligations is determined considering them as a whole. In these cases, the provision thus estimated is recorded, provided the likelihood of the outflow of cash with respect to a specific item considered as a whole is remote.

18.16) Deferred IT, and tax on dividends

The expense for IT includes both the current tax and deferred taxes. Tax is recognized in the statement of income, except when it relates to items recognized directly in OCI or in stockholders’ equity in which case, the tax is also recognized in OCI items or directly in stockholders’ equity, respectively.

Deferred IT were recorded based on the comprehensive method of liabilities, which consists of recognizing deferred taxes on all temporary differences between the book and tax values of assets and liabilities to be materialized in the future at the enacted or substantially enacted tax rates in effect at the consolidated financial statement date. See Note 14.

Deferred tax assets are only recognized if future tax profits are expected to be incurred against which temporary differences can be offset.

Deferred tax assets and liabilities from the temporary differences arising from the investments in subsidiaries and joint businesses are recognized, except when the Company controls the reversal period for such temporary differences and it is likely that the temporary differences will not be reverted in the near future.

Deferred IT are offset when there is a legal right for each entity to offset current tax assets against current tax liabilities and when deferred IT assets and liabilities relate to the same tax authorities.

The expense for income taxes incurred are computed based on tax laws approved in Mexico at the date of the consolidated statement of financial position.

Current IT is made up of IT, which is recorded under income for the year in which it is incurred. The tax is based on taxable income.

To determine the IT the applicable rate in Mexico for 2017 and 2016 was 30%. The applicable rate for Airplan, according to Colombian legislation for 2017 was 34% and the applicable rate for Aerostar, in accordance with Puerto Rico law for 2017 was 10%.

18.17) Employee benefits

The present value of the defined benefit obligations is determined by discounting the estimated future cash flows using the interest rates of high-quality corporate bonds denominated in the same currency in which the benefits will be paid and that have expiration terms that are approximate the terms of the pension obligation. In those countries where there is no deep market for such bonds, interest rates on government bonds are used.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of the plan assets. This cost is included in the expense for employee benefits in the consolidated statement of comprehensive income.

Gains and losses for remeasurements derived from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur directly in OCI. They are included in the accumulated results in the statement of changes in stockholders' equity and in the consolidated statement of financial position.

Variations in the present value of the defined benefit obligation that result from modifications or reductions of the plan are recognized immediately in results as past service costs.

Termination benefits

Termination benefits are paid when the employment relationship ends before the normal retirement date or when an employee voluntarily accepts the termination in exchange for these benefits. The Group recognizes termination benefits on the first of the following dates: (a) it is committed to terminate the employment relationship of employees in accordance with a detailed formal plan without having the possibility of evading its obligation, and (b) when the entity recognizes restructuring costs in accordance with IAS 37 and involves payment of termination benefits. In the case of an offer that promotes voluntary termination, termination benefits are valued based on the expected number of employees accepting the offer. Benefits that mature 12 months after the reporting date are discounted to their present value. The charge to income for the years ended December 31, 2015, 2016 and 2017 was Ps.1,133 Ps.1,237 and Ps.1,984, respectively. See Note 4.

Short-term obligations

Salaries for wages and salaries, including non-monetary benefits and accumulated sick leave, which are expected to be fully settled within 12 months after the end of the period in which the employees provide the related service, are recognized in connection with the service of employees until the end of the period and are measured by the amounts that are expected to be paid when the liabilities are settled. Liabilities are presented as current obligations for employee benefits in the consolidated statement of financial position.

Share in profits

The Group recognizes a liability and an expense for profit sharing based on a calculation that takes into account the profit attributable to the shareholders of the Company after certain adjustments. The Group recognizes a provision when it is contractually bound or when there is a past practice that generates an implicit obligation.

18.18) Stockholders’ equity

Capital stock, capital reserves and retained earnings are expressed at their historical cost. The capital reserves consist of the legal reserve, the reserve to repurchase own shares, and the reserve to reflect the effect of translating foreign currency.

18.19) Basic and diluted earnings per share

Basic earnings per share were computed by dividing income available to the stockholders by the weighted average number of shares outstanding in 2017 and 2016. The number of shares outstanding for the periods from January 1 to December 31, 2016 and 2017 was 300 million. The basic earnings share for the year ended as of December 31, 2016 and 2017 are expressed in pesos. As of December 31, 2016 and 2017, there were no outstanding dilutive instruments.

18.20) Financial reporting by segments

The segment financial information is presented in a manner that is consistent with the internal reporting provided to the General Directors in charge of making operational decisions, allocating resources and assessing the performance of the operating segments.

The Company determines and evaluates the performance of its airports on an individual basis, after allocating personnel costs and other costs of services, which are incurred by a Company's subsidiary which hires some of the Company's employees. The performance of these services is determined and assessed separately by Management. All the airports provide substantially the same services to their clients. The performance of (Services) is determined and evaluated separately by Management. All airports provide substantially the same services to their customers. Note 2 includes the financial information related to the Company's different segments, which includes Cancún and subsidiaries (Cancún), showing separately due to its importance Aerostar and Airplan, subsidiaries starting on June 1 and October 19, 2017, respectively, the Aeropueto de Villahermosa (Villahermosa), the Aeropuerto de Mérida (Mérida) and Servicios Aeroportuarios del Sureste (Servicios). The financial information of the remaining six airports, of RH Asur, S. A. de C. V. and of the holding Company (including the investment of the Company in its subsidiaries) has been grouped and is included in the “Others” column. The elimination of the investment of the Company in its subsidiaries is included in the “Consolidation Adjustments” column.

Resources are assigned to the segments based on the significance of each one to the Company's operations. Transactions among operating segments are recorded at their fair value.

As of June 1, 2017, Aerostar consolidates its shareholding as a subsidiary in the Company, increasing its shareholding from 50% to 60%, for which the recognition as Join-venture was until May 26, 2017, and for the period from June 1 to December 31, 2017, consolidates Aerostar line by line in the Company's finances.

As of October 19, 2017, Airplan, S. A. consolidates as a subsidiary into the Company.